Government grant advances and loans - Schedule of Government Grant Advances and Loans (Details) € in Thousands, SFr in Thousands, $ in Thousands		12 Months Ended
	Jan. 16, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Current
Government grant advances		$ 1,364			$ 631		$ 708
Research project financing		2,945			3,549		1,518
Government loans		734			1,299		1,727
Current interest payable		244			385		653
Total current portion		5,287			5,864		4,606
Non-current
Government grant advances		564			676		328
Research project financing		2,627			4,417		259
Government loans		0			616		173
Accrued interest		106			576		2,496
Total non-current portion		3,297			6,285		3,256
Amount funded from government grant advances	$ 2,818	$ 528	€ 465	SFr 2,573	$ 989	€ 907	$ 436	€ 428